UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    -----------

                           The Gabelli Utilities Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006





TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The Gabelli Utilities Fund (the "Fund") rose 3.8%, while the Standard & Poor's ("S&P") 500 Utility Index was up 5.7% and the Lipper Utility Fund Average rose 3.8%. For the six month period ended June 30, 2006, the Fund was up 8.2% versus gains of 4.5% and 6.9% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                                                                                               Since
                                                             Year to                                         Inception
                                                Quarter       Date        1 Year     3 Year       5 Year     (8/31/99)
----------------------------------------------------------------------------------------------------------------------
  GABELLI UTILITIES FUND CLASS AAA ...........   3.77%        8.19%       7.65%      14.45%       6.41%       8.94%

  S&P 500 Utility Index.......................   5.69         4.47        5.92       17.67        1.26        4.19
  Lipper Utility Fund Average.................   3.80         6.91       10.57       17.77        3.97        4.89
  S&P 500 Composite Stock Price Index.........  (1.44)        2.71        8.62       11.21        2.49        1.02

  Class A.....................................   3.76         8.16        7.75       14.45        6.46        8.99
                                                (2.21)(b)     1.94(b)     1.55(b)    12.22(b)     5.21(b)     8.05(b)
  Class B.....................................   3.52         7.79        6.85       13.64        5.82        8.51
                                                (1.48)(c)     2.79(c)     1.85(c)    12.86(c)     5.50(c)     8.32(c)
  Class C.....................................   3.50         7.76        6.82       13.64        5.88        8.55
                                                 2.50(c)      6.76(c)     5.82(c)    13.64(c)     5.88(c)     8.55(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE VALUE OF UTILITY STOCKS CHANGES AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.


                 Beginning        Ending       Annualized   Expenses
               Account Value   Account Value    Expense    Paid During
                 01/01/06        06/30/06        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI UTILITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00       $1,081.90        1.44%       $ 7.43
Class A         $1,000.00       $1,081.60        1.44%       $ 7.43
Class B         $1,000.00       $1,077.90        2.19%       $11.28
Class C         $1,000.00       $1,077.60        2.19%       $11.28
HYPOTHETICAL 5% RETURN
Class AAA      $1,000.00        $1,017.65        1.44%       $ 7.20
Class A        $1,000.00        $1,017.65        1.44%       $ 7.20
Class B        $1,000.00        $1,013.93        2.19%       $10.94
Class C        $1,000.00        $1,013.93        2.19%       $10.94
* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:

THE GABELLI UTILITIES FUND

Energy and Utilities: Electric Integrated ........  40.3%
U.S. Government Obligations ......................  12.4%
Energy and Utilities: Global Utilities ...........   9.2%
Energy and Utilities: Natural Gas Utilities ......   7.9%
Energy and Utilities:
   Electric Transmission and Distribution ........   7.3%
Energy and Utilities:
   Natural Gas Integrated ........................   6.0%
Telecommunications ...............................   5.9%
Exchange Traded Funds ............................   3.7%
Cable and Satellite ..............................   2.7%
Wireless Communications ..........................   1.6%
Entertainment ....................................   1.2%
Energy and Utilities: Merchant Energy ............   0.8%
Energy and Utilities: Water ......................   0.5%
Diversified Industrial ...........................   0.5%
Metals and Mining ................................   0.4%
Energy and Utilities: Oil ........................   0.4%
Energy and Utilities: Services ...................   0.3%
Transportation ...................................   0.1%
Health Care ......................................   0.0%
Environmental Services ...........................   0.0%
Aviation: Parts and Services .....................   0.0%
Energy and Utilities: Alternative Energy .........   0.0%
Energy and Utilities:
   Contractors and Suppliers .....................   0.0%
Other Assets and Liabilities (Net) ...............  (1.2)%
                                                   ------
                                                   100.0%
                                                   ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

              COMMON STOCKS -- 87.6%
              AVIATION: PARTS AND SERVICES -- 0.0%
      3,000   Curtiss-Wright Corp. ...............  $     86,542   $    $92,640
                                                    ------------   ------------
              CABLE AND SATELLITE -- 2.7%
      5,000   Cablevision Systems Corp.,
                Cl. A+ ...........................        75,150        107,250
     10,000   Cogeco Cable Inc. ..................       207,213        187,047
     40,000   Cogeco Inc. ........................       777,564        716,653
     16,000   Comcast Corp., Cl. A+ ..............       420,600        523,840
     75,000   DIRECTV Group Inc.+ ................     1,222,326      1,237,500
     90,000   EchoStar Communications
                Corp., Cl. A+ ....................     2,725,956      2,772,900
     50,000   Liberty Global Inc., Cl. A+ ........     1,070,379      1,075,000
      6,000   Mediacom Communications
                Corp., Cl. A+ ....................        35,001         37,380
     50,000   PanAmSat Holding Corp. .............     1,218,995      1,249,000
     42,000   Rogers Communications Inc., Cl. B ..     1,179,791      1,696,800
      6,000   Shaw Communications Inc.,
                Cl. B, New York ..................       148,195        169,740
                                                    ------------   ------------
                                                       9,081,170      9,773,110
                                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.5%
     45,000   BOC Group plc ......................     1,229,330      1,315,624
      5,000   Cooper Industries Ltd., Cl. A ......       360,936        464,600
      2,000   Mueller Water Products Inc.,
                Cl. A+ ...........................        29,440         34,820
                                                    ------------   ------------
                                                       1,619,706      1,815,044
                                                    ------------   ------------
              ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.0%
      1,000   Ormat Technologies Inc. ............        15,000         38,150
                                                    ------------   ------------
              ENERGY AND UTILITIES: CONTRACTORS AND SUPPLIERS -- 0.0%
      1,000   Pike Electric Corp.+ ...............        14,000         19,260
                                                    ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 40.3%
    235,000   Allegheny Energy Inc.+ .............     3,103,912      8,711,450
     28,000   ALLETE Inc. ........................       956,106      1,325,800
     63,000   Alliant Energy Corp. ...............     1,687,586      2,160,900
     50,000   Ameren Corp. .......................     2,391,301      2,525,000
     96,000   American Electric Power Co. Inc. ...     3,392,745      3,288,000
    950,000   Aquila Inc.+ .......................     3,330,080      3,999,500
      1,000   Avista Corp. .......................        20,848         22,830
     33,500   Black Hills Corp. ..................       990,259      1,150,055
     15,400   Central Vermont Public Service Corp.       267,644        284,592
     35,000   Cleco Corp. ........................       721,890        813,750
     85,000   CMS Energy Corp.+ ..................       588,604      1,099,900
     55,000   Constellation Energy Group .........     2,718,966      2,998,600
    395,000   DPL Inc. ...........................    10,329,262     10,586,000
      6,000   DTE Energy Co. .....................       240,835        244,440

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

    310,000   Duke Energy Corp. ..................  $  8,149,662   $  9,104,700
     52,000   Edison International ...............       671,304      2,028,000
    115,000   El Paso Electric Co.+ ..............     1,696,805      2,318,400
     35,000   Empire District Electric Co. .......       792,280        719,250
      4,000   Entergy Corp. ......................       152,640        283,000
     50,000   FirstEnergy Corp. ..................     1,883,399      2,710,500
     63,600   Florida Public Utilities Co. .......       800,573        800,724
    215,000   FPL Group Inc. .....................     8,340,909      8,896,700
    165,000   Great Plains Energy Inc. ...........     4,857,672      4,596,900
     47,800   Green Mountain Power Corp. .........     1,279,104      1,624,722
     90,000   Hawaiian Electric Industries Inc. ..     2,335,104      2,511,900
     40,000   Kerr-McGee Corp. ...................     2,767,382      2,774,000
     31,100   Maine & Maritimes Corp. ............       903,571        485,160
     95,000   MGE Energy Inc. ....................     3,081,828      2,959,250
     45,000   NiSource Inc. ......................       978,651        982,800
    120,000   NorthWestern Corp. .................     4,104,486      4,122,000
     28,700   NRG Energy Inc.+ ...................     1,358,524      1,382,766
    188,000   OGE Energy Corp. ...................     4,994,639      6,585,640
     70,000   Otter Tail Corp. ...................     1,937,126      1,913,100
     28,000   PG&E Corp. .........................       365,349      1,099,840
     90,000   Pinnacle West Capital Corp. ........     3,875,623      3,591,900
     41,000   PPL Corp. ..........................       848,928      1,324,300
    105,000   Progress Energy Inc. ...............     4,514,846      4,501,350
     60,000   Public Service Enterprise Group Inc.     3,171,922      3,967,200
      3,000   Puget Energy Inc. ..................        62,035         64,440
    112,500   SCANA Corp. ........................     4,627,645      4,340,250
    105,000   Southern Co. .......................     3,427,930      3,365,250
    112,000   TECO Energy Inc. ...................     1,953,556      1,673,280
      8,000   TXU Corp. ..........................        58,500        478,320
     70,000   Unisource Energy Corp. .............     1,641,096      2,180,500
      1,000   Unitil Corp. .......................        25,300         24,060
    120,000   Vectren Corp. ......................     3,313,015      3,270,000
    473,000   Westar Energy Inc. .................    10,453,369      9,956,650
    110,000   Wisconsin Energy Corp. .............     3,814,027      4,433,000
     87,500   WPS Resources Corp. ................     4,679,280      4,340,000
    200,000   Xcel Energy Inc. ...................     3,478,650      3,836,000
                                                    ------------   ------------
                                                     132,136,768    148,456,669
                                                    ------------   ------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND DISTRIBUTION -- 7.3%
     50,000   CH Energy Group Inc. ................    2,281,235      2,400,000
     60,000   Consolidated Edison Inc. ............    2,618,950      2,666,400
    260,000   Duquesne Light Holdings Inc. ........    4,457,916      4,274,400
    175,000   Energy East Corp. ...................    4,122,282      4,187,750
    175,000   Northeast Utilities .................    3,448,536      3,617,250
    235,000   NSTAR ...............................    6,275,940      6,721,000
    105,000   Pepco Holdings Inc. .................    2,145,331      2,475,900
     10,000   UIL Holdings Corp. ..................      490,136        562,900
                                                    ------------   ------------
                                                      25,840,326     26,905,600
                                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: GLOBAL UTILITIES -- 9.2%
      4,000   Areva ............................... $  1,690,915   $  2,778,098
     24,000   Chubu Electric Power Co. Inc. .......      574,288        648,025
     24,000   Chugoku Electric Power Co. Inc. .....      457,538        507,515
    192,000   Electric Power Development Co. Ltd. .    4,680,039      7,314,925
        300   Electricite de France ...............       11,619         15,809
    255,000   Endesa SA ...........................    7,317,337      8,868,232
    130,000   Enel SpA ............................      888,729      1,120,704
      4,000   Energias de Portugal SA, ADR ........      112,064        157,280
    100,000   Hera SpA ............................      174,312        332,553
     12,000   Hokkaido Electric Power Co. Inc. ....      238,323        284,691
     24,000   Hokuriku Electric Power Co. .........      442,615        555,750
      2,000   Iberdrola SA ........................       46,240         68,890
     96,000   Kansai Electric Power Co. Inc. ......    1,925,246      2,147,501
     62,000   Korea Electric Power Corp., ADR .....      954,343      1,175,520
     24,000   Kyushu Electric Power Co. Inc. ......      503,470        557,847
      8,775   National Grid plc, ADR ..............      386,383        474,376
      1,000   Niko Resources Ltd. .................       57,455         56,472
     71,429   Scottish Power plc ..................      691,224        770,066
     31,746   Scottish Power plc, ADR .............    1,267,352      1,369,522
     30,000   Scottish Power plc, Cl. B+ ..........      107,989        200,270
     24,000   Shikoku Electric Power Co. Inc. .....      473,574        537,924
      2,000   Snam Rete Gas SpA ...................       10,804          8,793
    140,000   Tohoku Electric Power Co. Inc. ......    2,470,795      3,070,605
     32,000   Tokyo Electric Power Co. Inc. .......      782,090        883,607
                                                    ------------   ------------
                                                      26,264,744     33,904,975
                                                    ------------   ------------
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.7%
     90,000   AES Corp.+ ..........................      434,950      1,660,500
     30,885   Mirant Corp.+ .......................      460,154        827,718
                                                    ------------   ------------
                                                         895,104      2,488,218
                                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 5.7%
    330,000   El Paso Corp. .......................    3,232,759      4,950,000
     20,000   Energen Corp. .......................      239,277        768,200
     28,000   EnergySouth Inc. ....................      837,244        874,440
     10,000   Kinder Morgan Inc. ..................      999,265        998,900
    100,000   National Fuel Gas Co. ...............    2,681,239      3,514,000
    178,000   ONEOK Inc. ..........................    4,741,203      6,059,120
    100,000   Southern Union Co. ..................    2,037,048      2,706,000
     16,378   Western Gas Resources Inc. ..........      978,634        980,223
                                                    ------------   ------------
                                                      15,746,669     20,850,883
                                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 7.9%
    130,500   Atmos Energy Corp. ..................    3,514,472      3,642,255
     28,000   Cascade Natural Gas Corp. ...........      576,701        590,520
     41,000   Chesapeake Utilities Corp. ..........    1,062,684      1,233,280

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

    225,000   KeySpan Corp. ....................... $  8,786,048   $  9,090,000
     55,000   Laclede Group Inc. ..................    1,669,552      1,889,800
     27,000   Nicor Inc. ..........................      889,090      1,120,500
     66,000   Peoples Energy Corp. ................    2,733,455      2,370,060
     60,000   Piedmont Natural Gas Co. Inc. .......    1,446,871      1,458,000
     60,000   SEMCO Energy Inc.+ ..................      339,893        333,600
     37,500   South Jersey Industries Inc. ........    1,044,363      1,027,125
    200,000   Southwest Gas Corp. .................    5,046,552      6,268,000
                                                    ------------   ------------
                                                      27,109,681     29,023,140
                                                    ------------   ------------
              ENERGY AND UTILITIES: OIL -- 0.4%
      3,000   Cameron International Corp.+ ........      103,313        143,310
     10,000   Transocean Inc.+ ....................      591,805        803,200
      8,000   Weatherford International Ltd.+ .....      386,411        396,960
                                                    ------------   ------------
                                                       1,081,529      1,343,470
                                                    ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.3%
     90,000   ABB Ltd., ADR .......................      983,070      1,166,400
                                                    ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.5%
      3,000   American States Water Co. ...........       75,431        106,950
      4,500   Aqua America Inc. ...................       92,595        102,555
      1,000   California Water Service Group ......       34,715         35,740
      2,000   Consolidated Water Co. Ltd. .........       40,211         49,180
      5,400   Middlesex Water Co. .................       92,916        102,168
     20,000   Pennichuck Corp. ....................      364,494        408,800
     41,000   SJW Corp. ...........................      890,080      1,043,450
     61,600   Suez SA, Strips+ ....................            0            788
      1,100   York Water Co. ......................       20,543         26,279
                                                    ------------   ------------
                                                       1,610,985      1,875,910
                                                    ------------   ------------
              ENTERTAINMENT -- 1.2%
     50,000   Time Warner Inc. ....................      866,873        865,000
    100,000   Vivendi SA, ADR .....................    3,047,702      3,491,000
                                                    ------------   ------------
                                                       3,914,575      4,356,000
                                                    ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.0%
      2,000   Veolia Environnement ................       68,803        103,373
                                                    ------------   ------------
              EXCHANGE TRADED FUNDS -- 3.7%
    115,000   Utilities HOLDRs Trust ..............   13,233,984     13,509,050
                                                    ------------   ------------
              HEALTH CARE -- 0.0%
      4,000   Tsumura & Co. .......................      101,665        113,946
                                                    ------------   ------------
              METALS AND MINING -- 0.4%
      5,000   Alliance Holdings GP LP+ ............      108,168        108,400
      1,000   Alliance Resource Partners LP .......       35,227         36,230
     10,000   Compania de Minas Buenaventura SA, ADR     232,653        272,800
     14,000   James River Coal Co.+ ...............      390,498        370,860
     11,000   Peabody Energy Corp. ................      587,451        613,250
                                                    ------------   ------------
                                                       1,353,997      1,401,540
                                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 5.1%
    100,000   AT&T Inc. ........................... $  2,485,808   $  2,789,000
     40,000   BellSouth Corp. .....................    1,122,419      1,448,000
    800,000   Eircom Group plc ....................    2,228,147      2,230,664
     12,000   Embarq Corp.+ .......................      523,311        491,880
        200   Hutchison Telecommunications
                International Ltd.+ ...............          163            322
        600   Mobistar SA .........................       50,761         47,619
     50,000   Portugal Telecom SGPS SA ............      584,971        603,712
     50,000   Portugal Telecom SGPS SA, ADR .......      580,702        602,500
        200   PT Indosat Tbk+ .....................          128             92
    240,000   Sprint Nextel Corp. .................    5,292,848      4,797,600
        600   Tele2 AB, Cl. B .....................        8,180          6,065
     25,000   Telecom Italia SpA, ADR .............      750,489        698,000
     13,000   Telephone & Data Systems Inc. .......      503,030        538,200
      3,000   Telephone & Data Systems Inc.,
                Special ...........................      115,186        116,700
    130,000   Verizon Communications Inc. .........    4,798,838      4,353,700
                                                    ------------   ------------
                                                      19,044,981     18,724,054
                                                    ------------   ------------
              TRANSPORTATION -- 0.1%
     12,000   GATX Corp. ..........................      490,624        510,000
                                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.6%
     10,000   America Movil SA de CV, Cl. L, ADR ..      170,793        332,600
     17,000   China Mobile Ltd., ADR ..............      304,837        486,370
     17,000   China Unicom Ltd., ADR ..............      141,622        151,470
      2,000   Cosmote Mobile Telecommunications SA        36,556         45,023
      2,600   Mobile TeleSystems, ADR .............       86,498         76,544
        190   MobileOne Ltd. ......................          218            248
     28,000   SK Telecom Co. Ltd., ADR ............      593,203        655,760
        200   SmarTone Telecommunications Holdings Ltd.      207            198
      4,000   Telefonica Moviles SA, ADR ..........       43,860         55,920
     65,000   United States Cellular Corp.+ .......    3,129,169      3,939,000
      4,000   Vimpel-Communications, ADR+ .........      123,051        183,280
      1,000   Virgin Mobile Holdings plc ..........        4,222          6,861
                                                    ------------   ------------
                                                       4,634,236      5,933,274
                                                    ------------   ------------
              TOTAL COMMON STOCKS .................  285,328,159    322,404,706
                                                    ------------   ------------

                                                                       MARKET
     SHARES                                             COST           VALUE
     ------                                             ----           -----

              CONVERTIBLE PREFERRED STOCKS -- 0.4%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.3%
        800   El Paso Corp.,
                4.990% Cv. Pfd. (a) ............... $    758,731   $  1,036,779
                                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.1%
     11,400   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ...........      477,317        490,200
                                                    ------------   ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ..................    1,236,048      1,526,979
                                                    ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
             CONVERTIBLE BONDS -- 0.7%
             TELECOMMUNICATIONS -- 0.7%
 $2,500,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ..................    2,393,332      2,368,750
                                                   ------------   ------------
     SHARES
     ------
             WARRANTS -- 0.1%
             ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
      3,480  Mirant Corp., Ser. A,
               expire 01/03/11+ ..................       33,641         35,148
     38,363  Mirant Corp., Ser. B,
               expire 01/03/11+ ..................      190,367        412,786
                                                   ------------   ------------
                                                        224,008        447,934
                                                   ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              U.S. GOVERNMENT OBLIGATIONS -- 12.4%
$46,024,000   U.S. Treasury Bills,
                4.502% to 4.957%++,
                07/06/06 to 10/12/06 ..............   45,697,543     45,696,127
                                                    ------------   ------------
              TOTAL INVESTMENTS -- 101.2% ......... $334,879,090    372,444,496
                                                    ============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.2)%           (4,455,513)
                                                                   ------------
              NET ASSETS -- 100.0% ................                $367,988,983
                                                                   ============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $1,036,779 or 0.28% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt


                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $334,879,090) ..........  $372,444,496
  Foreign currency, at value (cost $1,130,316) .......     1,137,167
  Dividends and interest receivable ..................       802,174
  Receivable for investments sold ....................       429,548
  Receivable for Fund shares sold ....................     2,254,983
  Other assets .......................................         5,923
                                                        ------------
  TOTAL ASSETS .......................................   377,074,291
                                                        ------------
LIABILITIES:
  Payable for investment advisory fees ...............       313,405
  Payable for investments purchased ..................     8,129,302
  Payable for Fund shares redeemed ...................       378,752
  Payable for distribution fees ......................       157,744
  Payable to custodian ...............................           396
  Payable for Trustees' fees .........................            51
  Other accrued expenses .............................       105,658
                                                        ------------
  TOTAL LIABILITIES ..................................     9,085,308
                                                        ------------
  NET ASSETS applicable to 43,987,834
   shares outstanding ................................  $367,988,983
                                                        ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, each class at
    $0.001 par value .................................  $     43,988
  Additional paid-in capital .........................   330,671,996
  Accumulated distributions in excess of net
    realized gains on investments and foreign
    currency transactions ............................      (302,213)
  Net unrealized appreciation on investments .........    37,565,406
  Net unrealized appreciation on foreign
    currency translations ............................         9,806
                                                        ------------
  NET ASSETS .........................................  $367,988,983
                                                        ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($127,462,989 / 15,100,591 shares
    outstanding; unlimited number of
    shares authorized) ...............................         $8.44
                                                               =====
CLASS A:
  Net Asset Value and redemption price per share
    ($117,023,579 / 13,813,894 shares outstanding;
    unlimited number of shares authorized) ...........         $8.47
                                                               =====
Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...........................         $8.99
                                                               =====
CLASS B:
  Net Asset Value and offering price per share
    ($320,308 / 39,255 shares outstanding;
    unlimited number of shares authorized) ...........         $8.16(a)
                                                               =====
CLASS C:
  Net Asset Value and offering price per share
    ($123,182,107 / 15,034,094  shares outstanding;
    unlimited number of shares authorized) ...........         $8.19(a)
                                                               =====
-------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $79,232) ..........   $ 5,326,829
  Interest .............................................       729,710
                                                           -----------
    TOTAL INVESTMENT INCOME ............................     6,056,539
                                                           -----------
EXPENSES:
  Investment advisory fees .............................     1,700,734
  Distribution fees - Class AAA ........................       158,603
  Distribution fees - Class A ..........................       127,080
  Distribution fees - Class B ..........................         1,647
  Distribution fees - Class C ..........................       556,357
  Shareholder services fees ............................       135,335
  Registration expenses ................................        40,524
  Shareholder communications expenses ..................        37,273
  Custodian fees .......................................        32,992
  Legal and audit fees .................................        20,012
  Trustees' fees .......................................        11,551
  Interest expense .....................................           318
  Miscellaneous expenses ...............................        37,763
                                                           -----------
  TOTAL EXPENSES .......................................     2,860,189
  Less: Custodian fee credits ..........................        (3,323)
                                                           -----------
  TOTAL NET EXPENSES ...................................     2,856,866
                                                           -----------
  NET INVESTMENT INCOME ................................     3,199,673
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ...................       4,488,534
  Net realized loss on foreign currency
    transactions .....................................        (120,872)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ............................      18,150,383
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY ...................      22,518,045
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................     $25,717,718
                                                           ===========



                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2006       YEAR ENDED
                                                                                 (UNAUDITED)    DECEMBER 31, 2005
                                                                             -----------------  -----------------
OPERATIONS:
  Net investment income ....................................................   $  3,199,673        $  3,455,467
  Net realized gain on investments and foreign currency transactions .......      4,367,662           2,038,617
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..........................................     18,150,383           5,375,503
                                                                               ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................     25,717,718          10,869,587
                                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..............................................................     (1,173,436)*        (1,963,834)
    Class A ................................................................       (954,013)*          (790,051)
    Class B ................................................................         (3,110)*            (3,476)
    Class C ................................................................     (1,069,114)*          (608,558)
                                                                               ------------        ------------

                                                                                 (3,199,673)         (3,365,919)
                                                                               ------------        ------------
  Net realized gain on investments
    Class AAA ..............................................................     (1,601,779)*        (1,248,644)
    Class A ................................................................     (1,302,260)*          (500,040)
    Class B ................................................................         (4,246)*            (3,806)
    Class C ................................................................     (1,459,377)*          (643,511)
                                                                               ------------        ------------

                                                                                 (4,367,662)         (2,396,001)
                                                                               ------------        ------------
  Return of capital
    Class AAA ..............................................................     (3,559,781)*        (8,083,619)
    Class A ................................................................     (2,894,132)*        (3,233,617)
    Class B ................................................................         (9,436)*           (27,148)
    Class C ................................................................     (3,243,306)*        (4,569,578)
                                                                               ------------        ------------
                                                                                 (9,706,655)        (15,913,962)
                                                                               ------------        ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................    (17,273,990)        (21,675,882)
                                                                               ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Class AAA ..............................................................       (634,206)         46,448,484
    Class A ................................................................     32,615,437          74,821,159
    Class B ................................................................        (18,900)              8,772
    Class C ................................................................     26,827,241          88,048,211
                                                                               ------------        ------------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS     58,789,572         209,326,626
                                                                               ------------        ------------
  REDEMPTION FEES...........................................................            392              20,804
                                                                               ------------        ------------
  NET INCREASE IN NET ASSETS................................................     67,233,692         198,541,135

NET ASSETS:
  Beginning of period.......................................................    300,755,291         102,214,156
                                                                               ------------        ------------
  End of period (including undistributed net investment income of
  $0 and $0, respectively) .................................................   $367,988,983        $300,755,291
                                                                               ============        ============

---------------------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.


                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $89,548 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $2,047,324 with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

      DISTRIBUTIONS PAID FROM:
      Ordinary income
        (inclusive of short-term capital gains) ................. $ 5,314,996
      Net long-term capital gains ...............................     446,924
      Non-taxable return of capital .............................  15,913,962
                                                                  -----------
      Total distributions paid .................................. $21,675,882
                                                                  ===========

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Net unrealized appreciation on
        investments and foreign payables and receivables ........ $19,122,616

For the year ended December 31, 2005, the Fund utilized all of its net capital loss carryforwards of $1,753,335.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                       GROSS            GROSS         NET UNREALIZED
                                                    UNREALIZED       UNREALIZED        APPRECIATION/
                                   COST            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                   ----            ------------     ------------      --------------
    Investments.............   $335,288,178        $42,118,788       $(4,962,470)       $37,156,318

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $88,319,723 and $46,933,068, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $104,812 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $235,780 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $392 and $20,804, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2006                          YEAR ENDED
                                                                     (UNAUDITED)                        DECEMBER 31, 2005
                                                           ------------------------------        ------------------------------
                                                             SHARES             AMOUNT             SHARES             AMOUNT
                                                           ----------        ------------        ----------        ------------
                                                                     CLASS AAA                             CLASS AAA
                                                           ------------------------------        ------------------------------
Shares sold ............................................    2,523,043        $ 21,189,037         8,834,600        $ 75,021,712
Shares issued upon reinvestment of dividends ...........      520,040           4,360,152           889,401           7,473,397
Shares redeemed ........................................   (3,113,681)        (26,183,395)       (4,301,540)        (36,046,625)
                                                           ----------        ------------        ----------        ------------
  Net increase (decrease) ..............................      (70,598)       $   (634,206)        5,422,461        $ 46,448,484
                                                           ==========        ============        ==========        ============
                                                                       CLASS A                              CLASS A
                                                           ------------------------------        ------------------------------
Shares sold ............................................    4,374,465        $ 36,918,468         9,134,021        $ 78,169,512
Shares issued upon reinvestment of dividends ...........      305,045           2,568,857           264,637           2,228,188
Shares redeemed ........................................     (813,663)         (6,871,888)         (662,998)         (5,576,541)
                                                           ----------        ------------        ----------        ------------
  Net increase .........................................    3,865,847        $ 32,615,437         8,735,660        $ 74,821,159
                                                           ==========        ============        ==========        ============
                                                                      CLASS B                               CLASS B
                                                           ------------------------------        ------------------------------
Shares sold ............................................           --                  --             3,513        $     29,937
Shares issued upon reinvestment of dividends ...........          201        $      1,638               515               4,206
Shares redeemed ........................................       (2,499)            (20,538)           (3,109)            (25,371)
                                                           ----------        ------------        ----------        ------------
  Net increase (decrease) ..............................       (2,298)       $    (18,900)              919        $      8,772
                                                           ==========        ============        ==========        ============
                                                                      CLASS C                               CLASS C
                                                           ------------------------------        ------------------------------
Shares sold ............................................    3,624,288        $ 29,700,674        10,727,174        $ 89,787,941
Shares issued upon reinvestment of dividends ...........      304,829           2,485,313           294,675           2,422,605
Shares redeemed ........................................     (655,586)         (5,358,746)         (505,929)         (4,162,335)
                                                           ----------        ------------        ----------        ------------
  Net increase .........................................    3,273,531        $ 26,827,241        10,515,920        $ 88,048,211
                                                           ==========        ============        ==========        ============

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                          ------------------------------------------  --------------------------------------------------
                                             Net
               Net Asset                 Realized and       Total                     Net
 Period          Value,       Net         Unrealized        from         Net       Realized
 Ended         Beginning  Investment    Gain (Loss) on   Investment   Investment    Gain on    Return of      Total
December 31    of Period    Income (a)   Investments     Operations     Income    Investments   Capital    Distributions
-----------   ----------  ----------     ------------    ----------   ----------  -----------  ---------   -------------
CLASS AAA
  2006(b)      $ 8.20       $0.09          $ 0.57         $ 0.66       $(0.08)*     $(0.11)*    $(0.23)*      $(0.42)
  2005           8.36        0.15            0.53           0.68        (0.15)       (0.09)      (0.60)        (0.84)
  2004           8.03        0.15            1.02           1.17        (0.13)       (0.02)      (0.69)        (0.84)
  2003           6.96        0.14            1.77           1.91        (0.14)          --       (0.70)        (0.84)
  2002           9.13        0.22           (1.55)         (1.33)       (0.22)          --       (0.62)        (0.84)
  2001          11.72        0.11           (1.86)         (1.75)       (0.11)          --       (0.73)        (0.84)
CLASS A ++
  2006(b)      $ 8.23       $0.09          $ 0.57          $0.66       $(0.08)*     $(0.11)*    $(0.23)*      $(0.42)
  2005           8.38        0.16            0.53           0.69        (0.15)       (0.09)      (0.60)        (0.84)
  2004           8.06        0.19            0.97           1.16        (0.11)       (0.01)      (0.72)        (0.84)
  2003           6.96        0.13            1.81           1.94        (0.13)          --       (0.71)        (0.84)
CLASS B ++
  2006(b)      $ 7.97       $0.05          $ 0.56          $0.61       $(0.08)*     $(0.11)*    $(0.23)*      $(0.42)
  2005           8.20        0.08            0.53           0.61        (0.09)       (0.09)      (0.66)        (0.84)
  2004           7.96        0.08            1.00           1.08        (0.08)       (0.01)      (0.75)        (0.84)
  2003           6.96        0.12            1.72           1.84        (0.12)          --       (0.72)        (0.84)
CLASS C ++
  2006(b)      $ 8.00       $0.06          $ 0.55          $0.61       $(0.08)*     $(0.11)*    $(0.23)*      $(0.42)
  2005           8.23        0.09            0.52           0.61        (0.09)       (0.09)      (0.66)        (0.84)
  2004           7.98        0.11            0.98           1.09        (0.06)       (0.01)      (0.77)        (0.84)
  2003           6.96        0.08            1.78           1.86        (0.08)          --       (0.76)        (0.84)

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     ------------------------------------------------------------------------------

                          Net Asset           Net Assets                   Operating        Operating
 Period                     Value,              End of          Net         Expenses         Expenses     Portfolio
 Ended        Redemption   End of     Total     Period      Investment       Net of           Before       Turnover
December 31     Fees(a)    Period    Return+  (in 000's)      Income     Reimbursements   Reimbursements     Rate
-----------   ----------  ---------  -------  -----------   ----------   --------------   --------------   --------
CLASS AAA
  2006(b)      $0.00(c)     $8.44       8.2%    $127,463       2.09%(d)      1.44%(d)          1.44%(d)      15%
  2005          0.00(c)      8.20       8.4      124,437       1.79          1.50              1.50          18
  2004          0.00(c)      8.36      15.6       81,471       1.85          1.82              1.82(e)       17
  2003            --         8.03      29.5       43,526       1.92          2.00              2.00          39
  2002            --         6.96     (15.1)      13,215       2.91          2.00              2.64          41
  2001            --         9.13     (15.4)       9,727       1.02          2.00              2.49         110
CLASS A ++
  2006(b)      $0.00(c)     $8.47       8.2%    $117,024       2.16%(d)      1.44%(d)          1.44%(d)      15%
  2005          0.00(c)      8.23       8.5       81,869       1.88          1.50              1.50          18
  2004          0.00(c)      8.38      15.4       10,165       2.30          1.82              1.82(e)       17
  2003            --         8.06      29.9          307       1.67          2.00              2.00          39
CLASS B ++
  2006(b)      $0.00(c)     $8.16       7.8%    $    320       1.33%(d)      2.19%(d)          2.19%(d)      15%
  2005          0.00(c)      7.97       7.6          331       1.01          2.25              2.25          18
  2004          0.00(c)      8.20      14.5          333       1.08          2.57              2.57(e)       17
  2003            --         7.96      28.4           71       1.72          2.75              2.75          39
CLASS C ++
  2006(b)      $0.00(c)     $8.19       7.8%    $123,182       1.40%(d)      2.19%(d)          2.19%(d)      15%
  2005          0.00(c)      8.00       7.6       94,118       1.14          2.25              2.25          18
  2004          0.00(c)      8.23      14.6       10,245       1.33          2.57              2.57(e)       17
  2003            --         7.98      28.7          307       1.11          2.75              2.75          39

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
++  Class A, B, and C Shares commenced operations on December 31, 2002.
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) Per share data is calculated using the average shares outstanding method.
(b) For the period ended June 30, 2006, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

          BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT

At its meeting on May 16, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the Adviser's portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio managers.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of sector funds. The independent board members noted that the Fund's short-term performance had improved considerably and that its medium and long-term performance were reasonable.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser. The independent board members also noted that an affiliated broker of the Adviser received distribution fees and sales commissions.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members also reviewed some sensitivity analysis relating to the potential profitability of the Fund to the Adviser.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of sector funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were average and the Fund's size was below average within this group. The independent board members were presented with, but did not consider to be material to their decision, information comparing the advisory fee to the fee for various other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The independent board members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                          800-GABELLI after 6:00 P.M.



                               BOARD OF TRUSTEES

Mario J. Gabelli, CFA                     Mary E. Hauck
CHAIRMAN AND CHIEF                        FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                         GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                     MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                       Werner J. Roeder, MD
ATTORNEY-AT-LAW                           MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                 LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.



                                    OFFICERS

Bruce N. Alpert                           James E. McKee
PRESIDENT                                 SECRETARY

Agnes Mullady                             Peter D. Goldstein
TREASURER                                 CHIEF COMPLIANCE OFFICER

                                  DISTRIBUTOR
                             Gabelli & Company, Inc.

                 CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                 LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB470Q206SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH





                                          THE
                                          GABELLI
                                          UTILITIES
                                          FUND








                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or personts performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b)  under  the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Utilities Fund

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial
                           Officer & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.